Intangible Assets and Consideration Payable (Details) - USD ($)																			3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 26, 2025	Mar. 21, 2025	Feb. 02, 2025	Jan. 16, 2025	Nov. 01, 2024	Sep. 24, 2024	Aug. 02, 2024	Aug. 01, 2024	May 03, 2024	Apr. 30, 2024	Jan. 15, 2024	Nov. 21, 2023	Sep. 13, 2023	Aug. 25, 2023	May 15, 2023	Apr. 14, 2023	Mar. 02, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 15, 2025	Feb. 27, 2025
Intangible Assets and Consideration Payable [Line Items]
Purchase price																				$ 6,000	$ 162,320	$ 462,320
Cost of intangible assets																				2,564,732		2,884,549
Termination intangible asset																				129,613
Shares value							$ 2												$ 7,045,000		$ 7,045,000
Fair value adjustment																						173,100
Legal fees																				$ 12,320		$ 12,320
Shares were fully vested (in Shares)				125	51	125			125	125										500		1,750
Intangible asset recoverable																						$ 778,896
Consideration payable																						884,467
License [Member]
Intangible Assets and Consideration Payable [Line Items]
Intangible assets license term												10 years
Purchase price												$ 1,000,000
Intangible asset payable												50,000												$ 350,000
Undiscounted obligation payable																									$ 950,000
Cost of intangible assets																						$ 861,452
Percentage of market interest rate																				11.75%		11.75%
Technology [Member]
Intangible Assets and Consideration Payable [Line Items]
Intangible asset payable												$ 600,000
License #2 (IPR&D asset) [Member]
Intangible Assets and Consideration Payable [Line Items]
Cost of intangible assets																				$ 2,072,632		$ 2,023,097
Pharmaceutical Company [Member]
Intangible Assets and Consideration Payable [Line Items]
Issued pursuant to public offering (in Shares)			3,428
Shares value			$ 6,000
Fair value adjustment																				15,624		599,863
Acquiring license																						1,117,771
Pharmaceutical Company [Member] | License [Member]
Intangible Assets and Consideration Payable [Line Items]
Cost of intangible assets																				861,452
Pharmaceutical Company [Member] | License #2 (IPR&D asset) [Member]
Intangible Assets and Consideration Payable [Line Items]
Cost of intangible assets																				2,023,097
Subsequent Event [Member]
Intangible Assets and Consideration Payable [Line Items]
Purchase price		$ 6,000
Undiscounted obligation payable																									$ 950,000
Subsequent Event [Member] | License [Member]
Intangible Assets and Consideration Payable [Line Items]
Intangible asset payable																								$ 350,000
Previously Reported [Member]
Intangible Assets and Consideration Payable [Line Items]
Shares value																						7,045,000
Shares were fully vested (in Shares)						437			437	438
Previously Reported [Member] | Subsequent Event [Member]
Intangible Assets and Consideration Payable [Line Items]
Shares were fully vested (in Shares)				438
Common Shares [Member]
Intangible Assets and Consideration Payable [Line Items]
Consideration paid																				400,000		$ 400,000
Issued pursuant to public offering (in Shares)																		179	5,831		5,831
Shares value							1	$ 325,819											$ 1		$ 1
Fair value adjustment																				$ 173,100
Shares were fully vested (in Shares)																				120		572
Common Shares [Member] | Pharmaceutical Company [Member]
Intangible Assets and Consideration Payable [Line Items]
Issued pursuant to public offering (in Shares)																				194		679
Shares value																				$ 492,850		$ 492,850
Fair value adjustment																				599,863
Acquiring license																				$ 1,117,771
Common Shares [Member] | Previously Reported [Member]
Intangible Assets and Consideration Payable [Line Items]
Issued pursuant to public offering (in Shares)																						20,408
Shares value							$ 7,045,000															$ 2